Other Financial Liabilities - Summary of Changes in Reserve for Cash Flow Hedges (Detail) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Financial Liabilities [Line Items]
Balance in hedging reserves (hedging revenues) at the beginning of the year, net	$ (9,882)	$ (9,754)	$ (11,577)
Foreign currency exchange differences recorded in equity, net	424	(1,181)	2,311
Recognition of foreign currency exchange differences revenue, net	189	634	(78)
Foreign currency translation differences	(184)	419	(410)
Balance in hedging reserves (hedging revenues) at the end of the year, net	$ (9,453)	$ (9,882)	$ (9,754)